Accounts receivable from card issuers (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accounts Receivables

	2018	2017
Accounts receivable from card issuers (a)	9,195,466	5,029,407
Accounts receivable from other acquirers (b)	54,968	49,023
Allowance for expected credit losses	(5,826)	—

	9,244,608	5,078,430

(a)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)	Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.

Summary of Allowance for Expected Credit Losses

The movement in the allowance for expected credit losses of accounts receivable from card issuers:

	2018	2017
Adoption of new accounting standard (IFRS 9)	760	—
Charge for the year	5,066	—

At December 31	5,826	—